Other assets and non-current assets - Other non-current assets (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Jun. 30, 2023
Other assets and non-current assets
Other non-current receivables	€ 29	€ 30
Non-current deposits	1,431	552
Non-current prepaid expenses	6,112	5,990
Total other non-current assets	€ 7,572	€ 6,573